Investments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	R$ 37,441	R$ 34,457
Non-current assets	54,300	53,592
Total assets	91,741	88,049
Current liabilities	24,494	24,186
Non-current liabilities	63,968	57,755
Shareholders' equity	3,279	6,108	R$ 6,205	R$ (3,866)
Total liabilities and shareholders' equity	91,741	88,049
Net revenue	70,569	96,519	105,625
Loss for the year	3,021	11,358	32,057
Net cash (used in) generated from operating activities	(2,272)	8,952	14,786
Net cash used in investing activities	(4,525)	(4,947)	(3,381)
Net cash generated from (used in) financing activities	8,873	225	(16,966)
Exchange variation on cash of foreign subsidiaries	(355)	(444)	378
(Decrease) increase in cash and cash equivalents	1,721	3,786	(5,182)
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,525	3,685
Non-current assets	16,477	16,108
Total assets	20,002	19,793
Current liabilities	2,138	2,427
Non-current liabilities	22,276	22,070
Total liabilities	24,414	24,497
Shareholders' equity	(4,412)	(4,704)
Total liabilities and shareholders' equity	20,002	19,793
Net revenue	4,455	5,953	6,333
Loss for the year	(1,361)	(1,527)	(231)
Net cash (used in) generated from operating activities	(863)	1,349	1,961
Net cash used in investing activities	(791)	(695)	(172)
Net cash generated from (used in) financing activities	927	(220)	(1,004)
Exchange variation on cash of foreign subsidiaries	105	(23)	84
(Decrease) increase in cash and cash equivalents	R$ (622)	R$ 411	R$ 869